Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Federal depository insurance coverage		$ 250,000	$ 250,000
Increase available funding	$ 200,000
Other income recognized			48,000
Issuance costs related to SAFE			0	$ 0
Unrecognized tax benefits			$ 0
Concentration risk, customer		For the three and six months ended June 30, 2026, the SkyKnight counterparty group accounted for approximately 99% and 90%, respectively, of the Company’s revenue, and one other customer accounted for substantially all of the remainder. For the three and six months ended June 30, 2025, one customer accounted for substantially all of the Company’s revenue. The Company operates as a single reportable segment, and all of the revenue described above is reported in that segment.